UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             CLAIRVOYANCE CAPITAL ADVISORS INC.
Address:          8F, No. 136 Nanjing East Road Section 3
                  Taipei City, Taiwan, 104
                  R.O.C.


Form 13F File Number: 028-13325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert Wong
Title:            Authorized Signatory
Phone:            (212) 792-4399

Signature, Place, and Date of Signing:

/s/ Robert Wong        New York, New York        February 16, 2010
---------------        ------------------        -----------------
  [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:     $230,711 (thousands)


List of Other Included Managers:

None



                                                               FORM 13F INFORMATION TABLE

                                                                     SHARES
                                TITLE OF                     VALUE   OR PRN    SH/  PUT/ INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP     (x$1000)   AMT      PRN  CALL DISCRETN  MANAGERS   SOLE    SHARED   NONE
--------------                  --------         ------    --------  --------  ---- ---- --------  --------   ----    ------   ----
3SBIO INC                       SPONSORED ADR    88575Y105     285      20,821 SH         Sole                   20,821 0        0
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR    00756M404     161      36,400 SH         Sole                   36,400 0        0
APPLIED MICRO CIRCUITS CORP     COM NEW          03822W406      75      10,000 SH         Sole                   10,000 0        0
ASIAINFO HLDGS INC              COM              04518A104   1,523      50,000 SH         Sole                   50,000 0        0
ATHEROS COMMUNICATIONS INC      COM              04743P108   1,096      32,000 SH         Sole                   32,000 0        0
ATMI INC                        COM              00207R101     548      29,449 SH         Sole                   29,449 0        0
AUTHENTEC INC                   COM              052660107      44      20,000 SH         Sole                   20,000 0        0
AVAGO TECHNOLOGIES LTD          SHS              Y0486S104     183      10,000 SH         Sole                   10,000 0        0
BROADCOM CORP                   CL A             111320107     315      10,000 SH         Sole                   10,000 0        0
CHINA NEPSTAR CHAIN DRUGSTOR    SPONSORED ADR    16943C109      73      10,000 SH         Sole                   10,000 0        0
CORNING INC                     COM              219350105  18,673     967,000 SH         Sole                  967,000 0        0
CREE INC                        COM              225447101  16,152     286,528 SH         Sole                  286,528 0        0
CTRIP COM INTL LTD              ADR              22943F100     410       5,700 SH         Sole                    5,700 0        0
DELL INC                        COM              24702R101   1,436     100,000 SH         Sole                  100,000 0        0
E M C CORP MASS                 COM              268648102   1,747     100,000 SH         Sole                  100,000 0        0
ENTROPIC COMMUNICATIONS INC     COM              29384R105   2,179     709,613 SH         Sole                  709,613 0        0
FIRST SOLAR INC                 COM              336433107  56,936     420,500 SH   PUT   Sole                  420,500 0        0
FOCUS MEDIA HLDG LTD            SPONSORED ADR    34415V109   3,881     244,855 SH         Sole                  244,855 0        0
FORMFACTOR INC                  COM              346375108     479      22,000 SH         Sole                   22,000 0        0
INTERNATIONAL RECTIFIER CORP    COM              460254105   1,222      55,250 SH         Sole                   55,250 0        0
JA SOLAR HOLDINGS CO LTD        SPON ADR         466090107  12,788   2,243,470 SH         Sole                2,243,470 0        0
LDK SOLAR CO LTD                SPONSORED ADR    50183L107   1,402     200,000 SH         Sole                  200,000 0        0
LG DISPLAY CO LTD               SPONS ADR REP    50186V102   1,617      95,500 SH         Sole                   95,500 0        0
MEMC ELECTR MATLS INC           COM              552715104  33,447   2,455,691 SH         Sole                2,455,691 0        0
MONOLITHIC PWR SYS INC          COM              609839105     240      10,000 SH         Sole                   10,000 0        0
NETEASE COM INC                 SPONSORED ADR    64110W102     376      10,000 SH         Sole                   10,000 0        0
OMNIVISION TECHNOLOGIES INC     COM              682128103  12,166     837,884 SH         Sole                  837,884 0        0
POWER INTEGRATIONS INC          COM              739276103  16,844     463,262 SH         Sole                  463,262 0        0
RUBICON TECHNOLOGY INC          COM              78112T107     773      38,074 SH         Sole                   38,074 0        0
SHANDA GAMES LTD                SP ADR REPTG A   81941U105  11,706   1,148,789 SH         Sole                1,148,789 0        0
SHANDA INTERACTIVE ENTMT LTD    SPONSORED ADR    81941Q203   5,928     112,680 SH         Sole                  112,680 0        0
SINA CORP                       ORD              G81477104     303       6,700 SH         Sole                    6,700 0        0
SPREADTRUM COMMUNICATIONS IN    ADR              849415203   2,976     545,084 SH         Sole                  545,084 0        0
SYNAPTICS INC                   COM              87157D109   8,188     267,143 SH         Sole                  267,143 0        0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100   5,369     469,300 SH   PUT   Sole                  469,300 0        0
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100   5,278     461,406 SH         Sole                  461,406 0        0
TRIDENT MICROSYSTEMS INC        COM              895919108     830     446,171 SH         Sole                  446,171 0        0
ULTRATECH INC                   COM              904034105     148      10,000 SH         Sole                   10,000 0        0
VANCEINFO TECHNOLOGIES INC      ADR              921564100     247      12,840 SH         Sole                   12,840 0        0
VERIGY LTD                      SHS              Y93691106     129      10,000 SH         Sole                   10,000 0        0
VEECO INSTRS INC DEL            COM              922417100   2,541      76,900 SH   PUT   Sole                   76,900 0        0